Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Sep. 30, 2016 item m³	Jun. 30, 2014 item m³	May 31, 2014 item m³	Aug. 31, 2013 item m³	Jan. 31, 2013 item m³	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Tangible fixed assets
Balance, at the beginning of the year						$ 3,889,047
Balance, at the end of the year						3,772,566	$ 3,889,047
Vessels pledged as collateral						3,757,051	3,877,889
Amount paid to Samsung for potential conversion of existing vessel						3,400
Amount paid to Keppel for detailed engineering in relation to FSRU conversion of vessel						4,035
Advance payments made to shipyard for vessels under construction						153,116
Progress shipyard installments						153,116	91,375
Onsite supervision costs						10,570	4,915
Critical spare parts, equipment and other vessel delivery expenses						2,969	66
Total						166,655	96,356
Ship building contracts with Samsung
Tangible fixed assets
LNG Cargo capacity (in cbm) per vessel | m³	180,000		174,000	174,000	174,000
Number of LNG carriers per the shipbuilding contract | item	1		2	2	2
Ship building contracts with Hyundai
Tangible fixed assets
LNG Cargo capacity (in cbm) per vessel | m³		174,000
Number of LNG carriers per the shipbuilding contract | item		2
Vessels
Tangible fixed assets
Balance, at the beginning of the year						3,877,889
Balance, at the end of the year						3,757,051	3,877,889
Office property and other tangible assets
Tangible fixed assets
Balance, at the beginning of the year						11,158
Balance, at the end of the year						15,515	11,158
Vessels under construction
Tangible fixed assets
Balance, at the beginning of the year						96,356
Balance, at the end of the year						166,655	96,356
Vessels held under financial lease
Tangible fixed assets
Balance, at the beginning of the year						222,004
Balance, at the end of the year						214,329	222,004
Cost
Tangible fixed assets
Balance, at the beginning of the year						4,227,350	3,631,570
Additions						13,031	7,977
Sale and leaseback							(234,650)
Transfer from vessels under construction							825,047
Fully amortized fixed assets						(3,291)	(2,594)
Balance, at the end of the year						4,237,090	4,227,350
Cost | Vessels
Tangible fixed assets
Balance, at the beginning of the year						4,212,849	3,619,255
Additions						7,517	5,717
Sale and leaseback							(234,650)
Transfer from vessels under construction							825,047
Fully amortized fixed assets						(2,500)	(2,520)
Balance, at the end of the year						4,217,866	4,212,849
Cost | Office property and other tangible assets
Tangible fixed assets
Balance, at the beginning of the year						14,501	12,315
Additions						5,514	2,260
Fully amortized fixed assets						(791)	(74)
Balance, at the end of the year						19,224	14,501
Cost | Vessels under construction
Tangible fixed assets
Balance, at the beginning of the year						96,356	178,405
Additions						70,299	742,998
Transfer from vessels under construction							(825,047)
Balance, at the end of the year						166,655	96,356
Cost | Vessels held under financial lease
Tangible fixed assets
Balance, at the beginning of the year						228,523
Additions							714
Sale and leaseback							227,809
Balance, at the end of the year						228,523	228,523
Accumulated depreciation
Tangible fixed assets
Balance, at the beginning of the year						338,303	231,300
Depreciation						129,512	116,438
Sale and leaseback							(6,841)
Fully amortized fixed assets						(3,291)	(2,594)
Balance, at the end of the year						464,524	338,303
Accumulated depreciation | Vessels
Tangible fixed assets
Balance, at the beginning of the year						334,960	228,531
Depreciation						128,355	115,790
Sale and leaseback							(6,841)
Fully amortized fixed assets						(2,500)	(2,520)
Balance, at the end of the year						460,815	334,960
Accumulated depreciation | Office property and other tangible assets
Tangible fixed assets
Balance, at the beginning of the year						3,343	2,769
Depreciation						1,157	648
Fully amortized fixed assets						(791)	(74)
Balance, at the end of the year						3,709	3,343
Accumulated depreciation | Vessels held under financial lease
Tangible fixed assets
Balance, at the beginning of the year						6,519
Depreciation						7,675	6,519
Balance, at the end of the year						$ 14,194	$ 6,519